Segment Information - Right-of-use Assets, PP&E and Intangible Assets of the Company Abroad (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Right-of-use assets, PP&E and intangible assets		R$ 1,406,265
United States [member]
Disclosure of operating segments [line items]
Right-of-use assets, PP&E and intangible assets		1,152,876
Mexico [member]
Disclosure of operating segments [line items]
Right-of-use assets, PP&E and intangible assets		163,042
Uruguay [member]
Disclosure of operating segments [line items]
Right-of-use assets, PP&E and intangible assets		R$ 90,347